LoCorr Managed Futures Strategy Fund
LoCorr Managed Futures Strategy Fund
LoCorr Managed Futures Strategy Fund

Class	A	LFMAX
Class	C	LFMCX
Class	I	LFMIX

Supplement dated March 17, 2016, to the Prospectus dated May 1, 2015, as supplemented, and the Statement of Additional Information dated May 1, 2015, as supplemented.

On March 11, 2016, the shareholders of the Fund approved an amended Management Agreement increasing the management fee to 1.85%. The purpose of this new agreement was to allow LoCorr Asset Management, LLC (the "Adviser") to employ additional sub-advisers for the LoCorr Managed Futures Strategy Fund (the "Fund" or the "MFS Fund"). As a result, Graham Capital Management, L.P., Millburn Ridgefield Corporation, and Revolution Capital Management, LLC will now serve as sub-advisers to the Fund.  Accordingly, the following information supplements the Prospectus and Statement of Additional Information and replaces any information to the contrary.

Summary Prospectus

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - LoCorr Managed Futures Strategy Fund	Class A		Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none		none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	[1]	1.00%	[2]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none		none		none
Redemption Fee (as a % of amount redeemed if sold within 30 days)	1.00%		1.00%		1.00%
[1]	Applied to purchases of $1 million or more that are redeemed within 12 months of their purchase.
[2]	Applied to shares redeemed within 12 months of their purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - LoCorr Managed Futures Strategy Fund		Class A	Class C	Class I
Management Fees		1.85%	1.85%	1.85%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.31%	0.31%	0.31%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		2.42%	3.17%	2.17%
[1]	Acquired Fund Fees and Expenses for the Fund's current fiscal year are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.